Schedule of valuation of underwriter’s warrant at issuance (Details)	Apr. 30, 2026
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Dividend yield	3.85
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Dividend yield	5.00
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Dividend yield	126.8
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Dividend yield	3.71
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term	5 years
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Dividend yield	0.0